SHARE- BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Expense Recognized in Financial Statements
	Year ended December 31,
	2024	2023	2022

Share-based compensation – Attributable to equity holders of the Company	$363	$526	$617
Share-based compensation – Attributable to non-controlling interests (see Note 17g)	1,432	1,351	569

	$1,795	$1,877	$1,186

Schedule of Number of Share Options
	2024		2023 (*)		2022 (*)
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding at the beginning of year	397,452	28.80	403,603	41.7	423,395	55.4

Granted	217,300	2.71	62,600	8.00	60,550	10.4

Exercised	-	-	-	-	(562)	10.9

Forfeited	(20,664)	41.99	(68,751)	78.1	(79,780)	57.5

Outstanding at end of year	594,088	18.72	397,452	28.8	403,603	41.7

Exercisable at end of year	331,746	29.92	284,183	34.8	275,528	53.2

(*) Number of options and weighted average exercise prices have been retroactively adjusted to reflect the reverse stock split. See Note 17(b).

Schedule of Share Options Outstanding
	Options outstanding
Range of exercise prices ($)	Number outstanding	Average remaining contractual life	Weighted average exercise price
2.36 - 10	286,731	9.30	3.93
10.20 - 20	129,069	5.98	11.80
22.26-40.22	87,718	5.03	27.22
48.80 – 76.19	68,470	2.57	54.20
103.40 – 108.60	22,100	0.23	107.50

Total	594,088	6.83	18.72

Employees Consultants and Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Assumptions Used to Value Options
	2024	2023	2022

Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	54-56	51-53	48-50
Risk-free interest rate (%)	4.21-4.56	3.4-4.4	1.5-3.5
Suboptimal factor	1.8-2	1.8-2	1.8-2
Post-vesting forfeiture rate (%)	5-20	5-20	5-20

Schedule of Number of Restricted Stock Units (RSU)
	2024		2023 (*)
	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value

Outstanding at beginning of year	41,420	12.40	19,658	25.5

Granted	1,300	9.67	35,260	7.50

Vested	(13,676)	14.93	(10,423)	18.7

Forfeited	(9,238)	9.20	(3,075)	20.1

Outstanding at end of year	19,806	11.87	41,420	12.4

(*) Number of RSUs and weighted average grant date fair value have been retroactively adjusted to reflect the reverse stock split. See Note 17(b).

Subsidiaries’ options granted to employees, directors and consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Assumptions Used to Value Options
	2024	2023

Dividend yield (%)	-	-
Expected volatility of the share prices (%)	68-83	61-84
Risk-free interest rate (%)	3.83-4.79	3.52-5.05
Suboptimal factor	1.8-2.0	1.8-2.0
Post-vesting forfeiture rate (%)	5-10	5-10

Schedule of Number of Restricted Stock Units (RSU)
	2024		2023
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding at beginning of year	2,531,134	1.63	2,273,489	1.72

Granted	151,013	1.42	854,139	2.10

Exercised	(5,000)	0.19	-	-

Forfeited	(958,953)	0.82	(596,494)	2.68

Outstanding at end of year	1,718,194	2.06	2,531,134	1.63

Exercisable at end of year	1,017,367	2.06	1,530,420	1.09